Deposits - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Deposit in excess of Rs. 100000 INR	Mar. 31, 2011 Deposit in excess of Rs. 100000 INR
Time Deposits [Line Items]
Time deposits with residual maturity of less than one year	$ 19,679.3	1,001,480.1	760,749.9
Time deposits	$ 24,996.7	1,272,083.3	984,806.8	1,177,770.9	872,241.2